Loans Allowance for Loan Losses and Credit Quality (Details 8) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Loans Allowance for Loan Losses and Credit Quality
Specific Allocation	$ 106,280	$ 79,978